Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature Of Operations [Abstract]
Nature of Operations
1.
NATURE OF OPERATIONS

Lithium Argentina AG (“Lithium Argentina”, the “Company” or “LAR”), formerly Lithium Americas (Argentina) Corp. and prior to the Separation Lithium Americas Corp. (Note 4), is a Swiss- domiciled resource company with lithium projects located in Argentina.

On January 23, 2025, the Company completed a plan of arrangement under the laws of the province of British Columbia (the “Arrangement”) involving the Company’s continuation from the province of British Columbia under the name “Lithium Americas (Argentina) Corp.” into Zug, Canton of Zug, Switzerland, as a Swiss share corporation under the name “Lithium Argentina AG.” As a result, the Company ceased to be governed by the Business Corporations Act (British Columbia). Following the Arrangement, the shareholders of the Company prior to the Arrangement continued to hold all the issued and outstanding common registered shares of the Company (the “Continuation”) (Note 14). On January 27, 2025, the Company began trading under the new symbol “LAR” on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”).

The Company is focused on the operations of the Cauchari-Olaroz project (“Cauchari-Olaroz”). Cauchari-Olaroz is a lithium brine operation located in the Salar de Olaroz and Salar de Cauchari in Jujuy province, north-western Argentina. The Company’s interest in Cauchari-Olaroz is held through a 44.8% ownership interest in Minera Exar S.A. (“Minera Exar”), a company incorporated under the laws of Argentina. Ganfeng Lithium Co. Ltd. (“Ganfeng”) owns 46.7% of Minera Exar with the remaining 8.5% interest held by Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the provincial government of Jujuy. Cauchari-Olaroz is in the production stage and achieved commercial production effective October 1, 2024.

The Company also owns 85.1% interest in the Pastos Grandes lithium project (“Pastos Grandes”) acquired through the acquisition of Millennial Lithium Corp. (“Millennial”) on January 25, 2022, and a 65% ownership interest in the Sal de la Puna project (“Sal de la Puna”), held by the Company’s wholly-owned subsidiary Arena Minerals Inc. (“Arena Minerals”) which was acquired on April 20, 2023. Pastos Grandes and Sal de la Puna are lithium brine projects located in Salta province, in north-western Argentina.

The Company's registered office is located at Dammstrasse 19, 6300 Zug, Switzerland.